Schedule of Investments - Virtus LifeSci Biotech Products ETF

January 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.2%
Health Care - 97.2%
2seventy bio, Inc.*(1)	13,134	$245,212
ACADIA Pharmaceuticals, Inc.*	16,172	363,708
ADC Therapeutics SA (Switzerland)*	19,193	304,977
Agios Pharmaceuticals, Inc.*(1)	11,541	356,501
Alnylam Pharmaceuticals, Inc.*	2,003	275,613
Amgen, Inc.	1,740	395,224
Amicus Therapeutics, Inc.*(1)	35,800	336,878
Apellis Pharmaceuticals, Inc.*	8,725	351,356
Ascendis Pharma A/S (Denmark)*(2)	2,722	331,104
Aurinia Pharmaceuticals, Inc. (Canada)*	20,653	344,079
BeiGene Ltd. (China)*(2)	1,336	324,087
BioCryst Pharmaceuticals, Inc.*	32,542	502,774
Biogen, Inc.*	1,612	364,312
Biohaven Pharmaceutical Holding Co., Ltd.*	3,575	475,010
BioMarin Pharmaceutical, Inc.*	4,486	397,594
BioNTech SE (Germany)*(2)	1,344	231,276
Bluebird Bio, Inc.*(1)	40,607	320,389
Blueprint Medicines Corp.*	3,762	290,050
ChemoCentryx, Inc.*	11,214	301,544
Enanta Pharmaceuticals, Inc.*	5,353	318,075
Exelixis, Inc.*	21,880	396,028
Gilead Sciences, Inc.	5,274	362,218
Global Blood Therapeutics, Inc.*	14,938	430,961
Halozyme Therapeutics, Inc.*	10,738	371,642
Harmony Biosciences Holdings, Inc.*(1)	9,686	347,340
Incyte Corp.*	5,423	403,092
Insmed, Inc.*	13,869	314,549
Intra-Cellular Therapies, Inc.*	10,419	494,798
Ionis Pharmaceuticals, Inc.*	12,296	391,013
Ironwood Pharmaceuticals, Inc.*(1)	34,062	379,791
Kiniksa Pharmaceuticals Ltd. Class A*	30,021	337,136
Ligand Pharmaceuticals, Inc.*	2,598	323,789
Moderna, Inc.*	1,342	227,241
Nektar Therapeutics*	29,334	326,194
Neurocrine Biosciences, Inc.*	4,497	355,353
PTC Therapeutics, Inc.*	10,034	403,567
Regeneron Pharmaceuticals, Inc.*	554	337,159
Sage Therapeutics, Inc.*	9,594	378,195
Sarepta Therapeutics, Inc.*	4,345	310,972
Seagen, Inc.*	2,575	346,363
Theravance Biopharma, Inc.*	36,359	331,230
Travere Therapeutics, Inc.*	14,116	388,190
Ultragenyx Pharmaceutical, Inc.*	4,550	318,182
United Therapeutics Corp.*	1,918	387,187
Vanda Pharmaceuticals, Inc.*(1)	23,335	353,759
Vertex Pharmaceuticals, Inc.*	1,778	432,143
Y-mAbs Therapeutics, Inc.*	23,646	233,859
Zai Lab Ltd. (China)*(2)	5,933	294,692
Total Health Care		16,806,406
Total Common Stocks
(Cost $20,744,668)		16,806,406
SECURITIES LENDING COLLATERAL - 2.6%
Money Market Fund - 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $452,172)	452,172	452,172

TOTAL INVESTMENTS - 99.8%
(Cost $21,196,840)		17,258,578
Other Assets in Excess of Liabilities - 0.2%		34,911
Net Assets - 100.0%		$17,293,489

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,007,853; total market value of collateral held by the Fund was $1,954,156. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,501,984.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2022.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

January 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$16,806,406	$—	$—	$16,806,406
Money Market Fund	452,172	—	—	452,172
Total	$17,258,578	$—	$—	$17,258,578